NOTES PAYABLE (Heartland Bank Credit Facility) (Narrrative) (Details) (Heartland Bank [Member], Senior Secured Credit Facility [Member], USD $)	12 Months Ended
Dec. 31, 2014
NOTES PAYABLE [Line items]
Fixed charge coverage ratio	1.2
First lien leverage ratio	3.0
EBITDA to Interest Expense ratio	2.75
Debt Instrument Ratio Calculation Period One [Member]
NOTES PAYABLE [Line items]
EBITDA to Interest Expense ratio	3.75
Debt Instrument Ratio Calculation Period Two [Member]
NOTES PAYABLE [Line items]
First lien leverage ratio	2.0
EBITDA to Interest Expense ratio	4.75
Minimum [Member]
NOTES PAYABLE [Line items]
Tangible net worth	1,000,000
Minimum [Member] | Debt Instrument Ratio Calculation Period One [Member]
NOTES PAYABLE [Line items]
First lien leverage ratio	2.25
Maximum [Member] | Debt Instrument Ratio Calculation Period One [Member]
NOTES PAYABLE [Line items]
First lien leverage ratio	2.75
Credit Agreement [Member] | Prime Rate [Member]
NOTES PAYABLE [Line items]
Description of variable rate basis	prime
Minimum spread on variable rate	4.00%
Credit Agreement [Member] | Prime Rate [Member] | Minimum [Member]
NOTES PAYABLE [Line items]
Basis spread on variable rate	5.50%
Credit Agreement [Member] | Prime Rate [Member] | Maximum [Member]
NOTES PAYABLE [Line items]
Basis spread on variable rate	8.25%
Credit Agreement [Member] | Term Loan [Member]
NOTES PAYABLE [Line items]
Maturity term	3 years
Face amount	12,000,000
Proceeds from debt	12,000,000
Principal payments	300,000
Additional borrowing capacity	10,000,000
Purchase Agreement [Member]
NOTES PAYABLE [Line items]
Service charge (as a percent)	1.50%
Reserve against receivables purchased (as a percent)	10.00%
Purchase Agreement [Member] | Minimum [Member]
NOTES PAYABLE [Line items]
Increase in reserve against receivables purchased (as a percent)	25.00%
Outstanding receivables term	60 days
Purchase Agreement [Member] | Maximum [Member]
NOTES PAYABLE [Line items]
Increase in reserve against receivables purchased (as a percent)	50.00%
Outstanding receivables term	90 days
Purchase Agreement [Member] | Term Loan [Member]
NOTES PAYABLE [Line items]
Maximum borrowing amount	6,000,000
Proceeds from debt	4,650,000